Commitments and Contingencies - Schedule of Components of Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance lease costs:
Amortization of right-of-use assets	$ 6	$ 13	$ 10
Interest on lease liabilities		1	1
Operating lease costs	1,070		505
Variable lease costs	233	100	97
Short-term lease costs	371	520
Total lease costs	$ 1,680	$ 634	$ 613